Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Amendment Flag	false
Central Index Key	0000201670
Document Effective Date	Dec. 27, 2019
Document Creation Date	Dec. 26, 2019
Delaware Tax-Free Pennsylvania Fund | Class A
Document and Entity Information:
Trading Symbol	DELIX
Delaware Tax-Free Pennsylvania Fund | Class C
Document and Entity Information:
Trading Symbol	DPTCX
Delaware Tax-Free Pennsylvania Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DTPIX